SEWARD & KISSEL LLP

901 K Street, N.W.

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

January 28, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The AllianceBernstein Pooling Portfolios

File Nos. 333-120487 and 811-21673

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirror the risk/return summary information in a filing, dated January 8, 2013, Accession No. 0000919574-13-000055, to the Prospectus, dated December 31, 2012, for The AllianceBernstein Pooling Portfolios (the “Trust”). The purpose of the filing is to submit the Rule 497(c) filing dated January 8, 2013 in interactive data for the Trust.

Please call me at the above-referenced number if you have any questions regarding the attached.

                Sincerely,

                /s/ Daphne Trainor

                      Daphne Trainor

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase